Form N-1A Supplement	Oct. 08, 2025
Prospectus [Line Items]
Supplement to Prospectus [Text Block]
iShares®
iShares Trust
Supplement dated October 8, 2025
to the currently effective Prospectus and Statement of Additional Information (“SAI”) for the iShares Large Cap 10% Target Buffer Dec ETF (TEND) (the “Fund”)
As described in the Fund’s Prospectus and SAI, the Fund seeks to provide certain outcomes for an investment held over an entire Outcome Period. Capitalized terms have the meanings ascribed to them in the Fund’s Prospectus and SAI.
An investment in the Fund over the course of the Outcome Period is subject to the Fund’s Approximate Cap as set forth in the table below.

Fund (Ticker)	Outcome Period	Approximate Cap

iShares Large Cap 10% Target Buffer Dec ETF (TEND)	Oct. 8, 2025 to Dec. 31, 2025	3.45% (gross of management fee) 3.33% (net of management fee)
The Fund’s Prospectus and SAI are amended to revise all references to the Outcome Period and Approximate Cap, when applicable, to reflect the information above.
If you have any questions, please call 1-800-iShares (1-800-474-2737).
iShares® is a registered trademark of BlackRock Fund Advisors and its affiliates.

iShares Large Cap 10% Target Buffer Dec ETF
Prospectus [Line Items]
Supplement to Prospectus [Text Block]
iShares®
iShares Trust
Supplement dated October 8, 2025
to the currently effective Prospectus and Statement of Additional Information (“SAI”) for the iShares Large Cap 10% Target Buffer Dec ETF (TEND) (the “Fund”)
As described in the Fund’s Prospectus and SAI, the Fund seeks to provide certain outcomes for an investment held over an entire Outcome Period. Capitalized terms have the meanings ascribed to them in the Fund’s Prospectus and SAI.
An investment in the Fund over the course of the Outcome Period is subject to the Fund’s Approximate Cap as set forth in the table below.

Fund (Ticker)	Outcome Period	Approximate Cap

iShares Large Cap 10% Target Buffer Dec ETF (TEND)	Oct. 8, 2025 to Dec. 31, 2025	3.45% (gross of management fee) 3.33% (net of management fee)
The Fund’s Prospectus and SAI are amended to revise all references to the Outcome Period and Approximate Cap, when applicable, to reflect the information above.
If you have any questions, please call 1-800-iShares (1-800-474-2737).
iShares® is a registered trademark of BlackRock Fund Advisors and its affiliates.